UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21060

Aetos Capital Market Neutral Strategies Fund, LLC

(Exact name of registrant as specified in charter)

c/o Aetos Capital, LLC

375 Park Avenue

New York, New York

(Address of principal executive offices) (Zip code)

James M. Allwin

Aetos Capital, LLC

New York, New York 10152

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31, 2004

Date of reporting period: July 31, 2003

Item 1.	Reports to Stockholders.

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

Financial Statements

July 31, 2003

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments

July 31, 2003

(Unaudited)

Fund Name	Cost	Value	% of Net Assets
AQR Global Arbitrage Offshore Fund, Ltd.	$600,000	$586,089	22.48%
FFIP, L.P.	330,000	373,914	14.34
Perry Partners, L.P.	600,000	682,095	26.16
Satellite Fund II, L.P.	600,000	693,075	26.58

Total	$2,130,000	$2,335,173	89.56%

The aggregate cost of investments for tax purposes was $2,130,000. Net unrealized appreciation on investments for tax purposes was $205,173 consisting of $219,084 of gross unrealized appreciation and $13,911 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 89.56% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments

July 31, 2003

(Unaudited)

Fund Name	Cost	Value	% of Net Assets
King Street Capital, L.P.	$550,000	$643,157	24.41%
Satellite Credit Opportunities Fund, Ltd.	550,000	687,304	26.09
Watershed Capital Partners, L.P.	550,000	629,761	23.91

Total	$1,650,000	$1,960,222	74.41%

The aggregate cost of investments for tax purposes was $1,650,000. Net unrealized appreciation on investments for tax purposes was $310,222 consisting of $310,222 of gross unrealized appreciation.

The investments in portfolio funds shown above, representing 74.41% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments

July 31, 2003

(Unaudited)

Fund Name	Cost	Value	% of Net Assets
AG&J Power Opportunity Fund, L.P.	$1,070,000	$1,110,408	21.80%
Cavalry Technology, L.P.	750,000	833,267	16.36
JL Partners, L.P.	820,000	879,705	17.27
Maverick Levered Partners, L.P.	570,000	587,553	11.54
Millgate Partners II, L.P.	820,000	912,961	17.93
Standard Global Equity Partners SA, L.P.	700,000	663,316	13.03

Total	$4,730,000	$4,987,210	97.93%

The aggregate cost of investments for tax purposes was $4,730,000. Net unrealized appreciation on investments for tax purposes was $257,210 consisting of $293,894 of gross unrealized appreciation and $36,684 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 97.93% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

Aetos Capital Market Neutral Strategies Fund, LLC

Schedule of Investments

July 31, 2003

(Unaudited)

Fund Name	Cost	Value	% of Net Assets
AQR Absolute Return Institutional Fund, L.P.	$500,000	$512,205	32.11%
Minuet Fund, L.P.	250,000	249,400	15.63
Overture Fund, L.P.	250,000	245,735	15.41
Pentangle Partners, L.P.	500,000	519,634	32.58

Total	$1,500,000	$1,526,974	95.73%

The aggregate cost of investments for tax purposes was $1,500,000. Net unrealized appreciation on investments for tax purposes was $26,974 consisting of $31,839 of gross unrealized appreciation and $4,865 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 95.73% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

July 31, 2003

(Unaudited)

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC	Aetos Capital Distressed Investment Strategies Fund, LLC	Aetos Capital Long/Short Strategies Fund, LLC	Aetos Capital Market Neutral Strategies Fund, LLC
Assets
Investments in portfolio funds, at cost	$2,130,000	$1,650,000	$4,730,000	$1,500,000

Investments in portfolio funds, at value	$2,335,173	$1,960,222	$4,987,210	$1,526,974
Cash	292,752	626,782	124,880	86,277
Accrued income	232	422	93	60
Due from investment manager	19,088	17,707	21,409	15,822
Deferred costs	6,117	6,117	6,117	6,117
Receivable for investment securities sold	—	64,835	—	—

Total assets	2,653,362	2,676,085	5,139,709	1,635,250

Liabilities
Administration fees payable	5,854	5,900	11,293	3,620
Board of Managers’ fees payable	833	833	833	833
Other accrued expenses	39,277	35,135	34,970	35,794

Total liabilities	45,964	41,868	47,096	40,247

Net Assets	$2,607,398	$2,634,217	$5,092,613	$1,595,003

Members’ Capital
Net capital	2,402,225	2,323,995	4,835,403	1,568,029
Net unrealized appreciation on investments in portfolio funds	205,173	310,222	257,210	26,974

Members’ Capital	$2,607,398	$2,634,217	$5,092,613	$1,595,003

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the six-month period ended July 31, 2003

(Unaudited)

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC	Aetos Capital Distressed Investment Strategies Fund, LLC	Aetos Capital Long/Short Strategies Fund, LLC	Aetos Capital Market Neutral Strategies Fund, LLC
Investment Income:
Interest	$1,475	$821	$2,549	$428

Expenses:
Management fee	9,466	9,425	18,279	5,887
Administration fees	32,778	36,506	67,713	23,104
Amortization of deferred offering costs	36,665	36,665	36,665	36,665
Professional fees	57,320	57,320	57,320	57,320
Registration fees	6,096	4,975	6,595	2,575
Board of Managers’ fees	5,833	5,833	5,833	5,833
Printing fees	2,500	2,500	2,500	2,500
Custodian fees	238	258	351	214
Other expenses	1,800	1,800	5,013	1,800

Total expenses	152,696	155,282	200,269	135,898
Fund expenses reimbursed	(136,945)	(139,615)	(169,853)	(126,087)

Net Expenses	15,751	15,667	30,416	9,811

Net Investment Loss	(14,276)	(14,846)	(27,867)	(9,383)

Net Gain on Portfolio Funds Sold	—	51,835	—	—
Net Change in Unrealized Appreciation on Investments in Portfolio Funds	153,255	178,248	284,359	17,217

Net Increase in Members’ Capital Derived from Investment Activities	$138,979	$215,237	$256,492	$7,834

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Members’ Capital

For the periods ended January 31, 2003 and July 31, 2003

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC		Aetos Capital Distressed Investment Strategies Fund, LLC
	2/1/03 – 7/31/03 (unaudited)	8/21/02* – 1/31/03	2/1/03 – 7/31/03 (unaudited)	8/21/02* – 1/31/03
From Investment Activities:
Net investment loss**	$(14,276)	$(5,483)	$(14,846)	$(11,726)
Net gain on portfolio funds sold	—	—	51,835	—
Net change in unrealized appreciation on investments in portfolio funds	153,255	51,918	178,248	131,974

Net increase in Members’ Capital derived from investment activities	138,979	46,435	215,237	120,248

Members’ Capital Transactions:
Proceeds from sales of Interests	1,376,250	1,045,734	63,750	2,234,982

Net Increase in Members’ Capital Derived from Capital Transactions	1,376,250	1,045,734	63,750	2,234,982

Net Increase in Members’ Capital	1,515,229	1,092,169	278,987	2,355,230
Members’ Capital at Beginning of Period	1,092,169	—	2,355,230	—

Members’ Capital at End of Period	$2,607,398	$1,092,169	$2,634,217	$2,355,230

*	Commencement of operations.
**	Investment income less net expenses.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Members’ Capital (continued)

For the periods ended January 31, 2003 and July 31, 2003

	Aetos Capital Long/Short Strategies Fund, LLC		Aetos Capital Market Neutral Strategies Fund, LLC
	2/1/03 – 7/31/03 (unaudited)	8/21/02* – 1/31/03	2/1/03 – 7/31/03 (unaudited)	8/21/02* – 1/31/03
From Investment Activities:
Net investment loss**	$(27,867)	$(15,388)	$(9,383)	$(7,782)
Net gain on portfolio funds sold	—	9,568	—	—
Net change in unrealized appreciation (depreciation) on investments in portfolio funds	284,359	(27,149)	17,217	9,757

Net increase (decrease) in Members’ Capital derived from investment activities	256,492	(32,969)	7,834	1,975

Members’ Capital Transactions:
Proceeds from sales of Interests	1,273,750	3,595,340	61,250	1,523,944

Net Increase in Members’ Capital Derived from Capital Transactions	1,273,750	3,595,340	61,250	1,523,944

Net Increase in Members’ Capital	1,530,242	3,562,371	69,084	1,525,919
Members’ Capital at Beginning of Period	3,562,371	—	1,525,919	—

Members’ Capital at End of Period	$5,092,613	$3,562,371	$1,595,003	$1,525,919

*	Commencement of operations.
**	Investment income less net expenses.

The accompanying notes are an integral part of the financial statements.

Statements of Cash Flows

For the six-month period ended July 31, 2003

(Unaudited)

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC	Aetos Capital Distressed Investment Strategies Fund, LLC	Aetos Capital Long/Short Strategies Fund, LLC	Aetos Capital Market Neutral Strategies Fund, LLC
Cash Flows Used in Operating Activities
Purchases/sales of Portfolio Funds	$(1,100,000)	$537,000	$(1,170,432)	$—
Net investment loss	(14,276)	(14,846)	(27,867)	(9,383)
Adjustments to reconcile net investment loss to net cash used in operating activities:
Increase in accrued income	(219)	(393)	(55)	(40)
Increase in due from investment manager	(4,836)	(1,176)	(3,961)	(1,150)
Amortization of deferred offering costs	36,665	36,665	36,665	36,665
Deferred offering costs paid	(21,475)	(21,475)	(21,475)	(21,475)
Decrease in administration fees payable	(1,492)	(9,887)	(8,561)	(6,718)
Decrease in Board of Managers’ fees payable	(3,834)	(3,834)	(3,834)	(3,834)
Decrease in other accrued expenses	(13,397)	(17,541)	(17,705)	(16,881)

Net cash used in operating activities	(1,122,864)	504,513	(1,217,225)	(22,816)

Cash Flows from Financing Activities
Sales of Interests	1,376,250	63,750	1,273,750	61,250

Net increase in cash and cash equivalents	253,386	568,263	56,525	38,434
Cash and cash equivalents, beginning of period	39,366	58,519	68,355	47,843

Cash and cash equivalents, end of period	$292,752	$626,782	$124,880	$86,277

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For the periods ended January 31, 2003 and July 31, 2003

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC		Aetos Capital Distressed Investment Strategies Fund, LLC
	2/1/03 – 7/31/03 (unaudited)	8/21/02* – 1/31/03	2/1/03 – 7/31/03 (unaudited)	8/21/02* – 1/31/03
Total Return (1)	5.70%	4.44%	8.95%	5.38%
Net assets, end of period (000’s)	$2,607	$1,092	$2,634	$2,355
Ratios to average net assets:
Expenses, before waivers and reimbursements (2)(3)(4)	12.16%	43.96%	12.44%	22.93%
Expenses, net of waivers and reimbursements (2)(3)(4)	1.25%	1.25%	1.25%	1.25%
Net investment loss, before waivers and reimbursements (3)	(12.04)%	(43.95)%	(12.38)%	(22.92)%
Net investment loss, net of waivers and reimbursements (3)	(1.13)%	(1.24)%	(1.19)%	(1.24)%
Portfolio turnover rate (5)	0.00%	0.00%	0.00%	0.00%

*	Commencement of operations.
(1)	Total return is for the period indicated and has not been annualized.
(2)	Expense ratios of underlying funds are not included in the expense ratio.
(3)	Annualized.
(4)	The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights (continued)

For the periods ended January 31, 2003 and July 31, 2003

	Aetos Capital Long/Short Strategies Fund, LLC		Aetos Capital Market Neutral Strategies Fund, LLC
	2/1/03 – 7/31/03 (unaudited)	8/21/02* – 1/31/03	2/1/03 – 7/31/03 (unaudited)	8/21/02* – 1/31/03
Total Return (1)	5.32%	(0.89)%	0.51%	0.13%
Net assets, end of period (000’s)	$5,093	$3,562	$1,595	$1,526
Ratios to average net assets:
Expenses, before waivers and reimbursements (2)(3)(4)	8.25%	18.87%	17.32%	31.67%
Expenses, net of waivers and reimbursements (2)(3)(4)	1.25%	1.25%	1.25%	1.25%
Net investment loss, before waivers and reimbursements (3)	(8.15)%	(18.86)%	(17.26)%	(31.65)%
Net investment loss, net of waivers and reimbursements (3)	(1.15)%	(1.24)%	(1.19)%	(1.23)%
Portfolio turnover rate (5)	0.00%	20.87%	0.00%	0.00%

*	Commencement of operations.
(1)	Total return is for the period indicated and has not been annualized.
(2)	Expense ratios of underlying funds are not included in the expense ratio.
(3)	Annualized.
(4)	The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

July 31, 2003

(Unaudited)

1. Organization

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC, the Aetos Capital Distressed Investment Strategies Fund, LLC, the Aetos Capital Long/Short Strategies Fund, LLC and the Aetos Capital Market Neutral Strategies Fund, LLC (collectively the “Funds” and individually a “Fund”) were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, non-diversified, management investment companies. Each of the Funds is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) (“Portfolio Funds”) that utilize a variety of alternative investment strategies specific for each Fund to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LLC serves as the Investment Manager to the Funds.

The principal investment objective of each Fund is as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Capital Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Capital Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

Aetos Capital Market Neutral Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of market neutral strategies.

Notes to Financial Statements—(continued)(unaudited)

1. Organization (continued)

The Funds may offer, from time to time, to repurchase outstanding Interests pursuant to written tenders by Members. Repurchase offers will be made at such times and on such terms as may be determined by the Funds’ Board of Managers (the “Board”) in its sole discretion. The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, September and December.

2. Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation

The net asset value of the Funds is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds’ Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund’s pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Notes to Financial Statements—(continued)(unaudited)

2. Significant Accounting Policies (continued)

C. Fund Expenses

Each Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, placement fees, professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

D. Income Taxes

Each Fund intends to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

E. Distribution Policy

Each Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics from a Portfolio Fund are not available, such distribution will be classified as investment income.

Notes to Financial Statements—(continued)(unaudited)

2. Significant Accounting Policies (continued)

G. Cash and Cash Equivalents

The Funds treat all highly liquid financial instruments that mature within three months as cash equivalents.

3. Investment Manager Fee, Related Party Transactions and Other

The Funds will pay the Investment Manager a monthly management fee (the “Management Fee”) at the annual rate of 0.75% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds. The Investment Manager has contractually agreed to reimburse the Funds in order to limit the Funds’ other expenses (defined as total operating expenses excluding the Management Fee) at 0.50% of each Fund’s average monthly net assets, at least until September 1, 2004.

The Investment Manager is also paid a Program fee outside of the Funds for services rendered to investors. The Program fee is paid directly by the investors at an annual rate of up to 0.50% of an investor’s assets in the Funds. The Investment Manager is also paid an annual performance-based incentive fee outside of the Funds based on the return of an investor’s account with the Investment Manager.

SEI Investments Global Funds Services (the “Administrator”) provides certain administration, accounting and investor services for the Funds. In consideration for such services, each Fund will pay the Administrator a monthly fee based on month-end net assets at an annual rate of up to 0.12%, subject to certain fee minimums, and will reimburse the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the “Custodian”) for the Funds’ assets. In consideration for such services, each Fund will pay the Custodian, a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

Each Member of the Board who is not an “interested person” of the Funds as defined by the 1940 Act receives an annual fee of $20,000. Any Manager who is an “interested person” does not receive any annual or other fee from the Funds. All Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Notes to Financial Statements—(continued)(unaudited)

3. Investment Manager Fee, Related Party Transactions and Other (continued)

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member’s respective investment percentage for each Fund. Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members’ respective investment percentages.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Funds’ risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

5. Concentration of Risk

The Funds invest primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds’ net asset value.

Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Funds, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Notes to Financial Statements—(continued)(unaudited)

6. Initial Offering Costs and Organizational Expenses

The Funds have incurred initial offering costs totaling approximately $68,000 per Fund comprised principally of legal costs pertaining to the preparation of the Funds’ offering documents. These costs are being amortized over a twelve-month period.

Costs incurred in connection with the organization of the Funds were expensed at the commencement of operations.

7. Investment Transactions

For the six-month period ended July 31, 2003, purchases and sales of investments were as follows:

Fund	Purchases	Sales
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	$1,100,000	$—
Aetos Capital Distressed Investment Strategies Fund, LLC	—	601,835
Aetos Capital Long/Short Strategies Fund, LLC	1,750,000	—
Aetos Capital Market Neutral Strategies Fund, LLC	—	—

Item 2.	Code of Ethics.

Not applicable – only effective for annual reports for periods ending on or after July 15, 2003.

Item 3.	Audit Committee Financial Expert.

Not applicable – only effective for annual reports for periods ending on or after July 15, 2003.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only effective for annual reports for periods ending on or after December 15, 2003.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	(Reserved)

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	(Reserved)

Item 9.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 10.	Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

By (Signature and Title)*	/S/ MICHAEL F. KLEIN
Michael F. Klein, President
Date 09/24/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ MICHAEL F. KLEIN
Michael F. Klein, President
Date 09/24/03

By (Signature and Title)*	/S/ JOSEPH P. STADLER
Joseph P. Stadler, Treasurer
Date 09/24/03
*	Print the name and title of each signing officer under his or her signature.